SHARE OPTIONS - Summary of Number of Share Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Options outstanding at beginning of period (in shares)	466,667	700,000
Granted (in shares)	0	0
Exercised (in shares)	75,000	60,000
Exercisable (in shares)	158,334	173,333
Forfeited (in shares)	20,000	0
Options outstanding at end of period (in shares)	213,333	466,667
Weighted Average Exercise Price
Options outstanding at beginning of period (in dollars per share)	$ 4.20	$ 4.20
Exercised (in dollars per share)	4.02	4.20
Exercisable (in dollars per share)	3.75	4.20
Forfeited (in dollars per share)	3.75	0.00
Options outstanding at end of period (in dollars per share)	3.75	4.20
Weighted Average Grant date Fair Value
Outstanding at beginning of period (in dollars per share)	2.47	2.47
Exercised (in dollars per share)	2.47	2.47
Exercisable (in dollars per share)	2.47	2.47
Forfeited (in dollars per share)	2.47	0.00
Outstanding at end of period (in dollars per share)	$ 2.47	$ 2.47
Management [Member]
Number of Options
Options outstanding at beginning of period (in shares)	466,667	700,000
Granted (in shares)	0	0
Exercised (in shares)	75,000	60,000
Exercisable (in shares)	158,334	173,333
Forfeited (in shares)	20,000	0
Options outstanding at end of period (in shares)	213,333	466,667